Summary of Significant Accounting Policies - Liabilities Recorded at Fair Value (Detail) (USD $) In Thousands, unless otherwise specified	Jul. 31, 2013	Jul. 31, 2012
Liabilities recorded at fair value
Notes payable-related parties	$ 3,189	$ 3,668
Total	3,189	3,668
Cortelco Systems Holding Corp [Member]
Liabilities recorded at fair value
Notes payable-related parties	3,189	3,668
Total	3,189	3,668
Quoted Prices In Active Markets for Identical Assets (Level 1) [Member]
Liabilities recorded at fair value
Notes payable-related parties	0	0
Total	0	0
Quoted Prices In Active Markets for Identical Assets (Level 1) [Member] | Cortelco Systems Holding Corp [Member]
Liabilities recorded at fair value
Notes payable-related parties	0	0
Total	0	0
Significant Other Observable Inputs (Level 2) [Member]
Liabilities recorded at fair value
Notes payable-related parties	0	0
Total	0	0
Significant Other Observable Inputs (Level 2) [Member] | Cortelco Systems Holding Corp [Member]
Liabilities recorded at fair value
Notes payable-related parties	0	0
Total	0	0
Significant Unobservable Inputs (Level 3) [Member]
Liabilities recorded at fair value
Notes payable-related parties	3,189	3,668
Total	3,189	3,668
Significant Unobservable Inputs (Level 3) [Member] | Cortelco Systems Holding Corp [Member]
Liabilities recorded at fair value
Notes payable-related parties	3,189	3,668
Total	$ 3,189	$ 3,668